Stockholders Deficit (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Estimated stock price	$ 1.89	$ 1.64
Exercise price	$ 1.64	$ 1.64
Dividend yield	0.00%	0.00%
Expected life		5 years
Expected Volatility	39.00%	70.00%
Risk free interest rate	0.00%	4.06%
Minimum [Member]
Expected life	5 years
Maximum [Member]
Expected life	10 years